ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
Note 1 - Organization and Nature of Business

Cell Source Limited ("the Company") was incorporated on September 15, 2011 under the General Corporation Law of Israel to engage in the research and development of cell therapy treatments and a new source of human organs based on research performed at the Weizman Institute of Science in Israel. The Company’s operations and corporate headquarters are located in Israel.

Note 1 - Organization and Nature of Business

Cell Source Limited ("the Company") was incorporated on September 15, 2011 under the General Corporation Law of Israel to engage in the research and development of cell therapy treatments and a new source of human organs based on research performed at the Weizman Institute of Science in Israel. The Company’s operations and corporate headquarters are located in Israel.